Fair Value Measurements (Details) - Schedule of changes in level 3 liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Issuance	$ 28,000	$ 10,500
Losses included in Net Income	28,180	21,703
Balance at beginning	32,203
Balance at Conversion	88,383
Transfer out	(88,383)
Balance at ending		32,203
2022 Bridge Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Issuance	28,000
Losses included in Net Income	21,543
Balance at beginning
Balance at Conversion	49,543
Transfer out	(49,543)
Balance at ending
2021 Bridge Debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Issuance		10,500
Losses included in Net Income	6,637	21,703
Balance at beginning	32,203
Balance at Conversion	38,840
Transfer out	(38,840)
Balance at ending		$ 32,203